INCOME TAXES - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%
Effective tax rate	(0.01%)	0.03%
Valuation allowances	$ 87,560		$ 75,867